financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ 21	$ (29)	$ 77	$ (50)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	52	(50)	114	(60)
Other market risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	8	9	(1)	9
Gain (loss) reclassified from other comprehensive income to income (effective portion)	5	4	2	5
Derivatives
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	29	(20)	76	(41)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	57	(46)	116	(55)
Derivatives | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	21	(29)	77	(50)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	52	(50)	114	(60)
Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items			0	0
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	6	(10)	19	(12)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(1)	4	(6)	5
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	15	(19)	58	(38)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	53	(54)	120	(65)
Derivatives held for hedging | Other market risk | Employee benefits expense
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	8	9	(1)	9
Gain (loss) reclassified from other comprehensive income to income (effective portion)	5	4	$ 2	5
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) recognized in income on derivatives	$ 1	$ 2		$ 4